Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income (Loss), Tax [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	2012	Change	2013
Unrealized appreciation on available-for-sale securities	$9,900,000	$216,000	$10,116,000
Pension liability adjustment	(10,497,618)	2,710,626	(7,786,992)
Postretirement liability adjustment	(6,777,155)	7,959,530	1,182,375
	$(7,374,773)	$10,886,156	$3,511,383

	2011	Change	2012
Unrealized appreciation on available-for-sale securities	$3,912,000	$5,988,000	$9,900,000
Pension liability adjustment	(9,895,840)	(601,778)	(10,497,618)
Postretirement liability adjustment	(6,213,194)	(563,961)	(6,777,155)
	$(12,197,034)	$4,822,261	$(7,374,773)